SEGMENT REPORTING (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues from external customers	$ 272,914	$ 202,679
Costs of revenue	168,942	143,851
Gross profit	103,972	58,828
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	115,130	90,831
Costs of revenue	71,422	55,424
Gross profit	43,708	35,407
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	104,745	56,297
Costs of revenue	52,680	39,883
Gross profit	52,065	16,414
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	53,039	55,462
Costs of revenue	44,840	48,503
Gross profit	8,199	6,959
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	89
Costs of revenue	0	41
Gross profit	$ 0	$ 48